Subsequent event (Details Narrative) shares in Millions, $ in Millions	1 Months Ended
Oct. 31, 2021 USD ($) shares
Subsequent Events [Abstract]
Options issued in Q4 2021 | shares	3.0
Option Expense Options Issued Q4 2021 | $	$ 1.9